Borrowings - Debt classification (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024
Borrowings
Non Current Borrowings	$ 3,137.6	$ 3,219.2	[1]
Current borrowings	133.1	128.7	[1]
Borrowings	3,270.7	3,347.9
Senior Notes
Borrowings
Non Current Borrowings	2,162.3	2,164.2
Current borrowings	47.8	19.3
Debentures and bank term loans
Borrowings
Non Current Borrowings	975.3	1,055.0
Current borrowings	84.5	102.6
Letters of credit
Borrowings
Current borrowings	$ 0.8	$ 6.8

[1]	September 30,